CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Foreign currency gains/ (losses), tax	₽ 0	₽ 0	₽ 0
Reclassification adjustment, tax	₽ 0	₽ 0	₽ 0